Fair Values Of Plan Assets, Foreign (Detail) (Foreign Plans, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	¥ 184,605		¥ 151,196		¥ 142,042
Life insurance company general accounts
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	20,468		17,996
Other assets
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	5,761		3,460
Fair Value, Inputs, Level 1
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	83,372		90,825
Fair Value, Inputs, Level 1 | Life insurance company general accounts
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets
Fair Value, Inputs, Level 1 | Other assets
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	3,832		1,731
Fair Value, Inputs, Level 2
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	84,506		48,113
Fair Value, Inputs, Level 2 | Life insurance company general accounts
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	20,468		17,996
Fair Value, Inputs, Level 2 | Other assets
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	1,829		1,433
Fair Value, Inputs, Level 3
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	16,727		12,258
Fair Value, Inputs, Level 3 | Life insurance company general accounts
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets
Fair Value, Inputs, Level 3 | Other assets
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	100		296
Equity Securities | Pooled funds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	40,137	[1]	25,699	[1]
Equity Securities | Domestic companies
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets
Equity Securities | Foreign companies
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	5,819		16,724
Equity Securities | Fair Value, Inputs, Level 1 | Pooled funds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets		[1]	6,673	[1]
Equity Securities | Fair Value, Inputs, Level 1 | Domestic companies
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets
Equity Securities | Fair Value, Inputs, Level 1 | Foreign companies
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	5,819		16,724
Equity Securities | Fair Value, Inputs, Level 2 | Pooled funds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	23,510	[1]	13,408	[1]
Equity Securities | Fair Value, Inputs, Level 2 | Domestic companies
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets
Equity Securities | Fair Value, Inputs, Level 2 | Foreign companies
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets
Equity Securities | Fair Value, Inputs, Level 3 | Pooled funds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	16,627	[1]	5,618	[1]
Equity Securities | Fair Value, Inputs, Level 3 | Domestic companies
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets
Equity Securities | Fair Value, Inputs, Level 3 | Foreign companies
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets
Debt Securities | Pooled funds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	54,572	[2]	48,541	[2]
Debt Securities | Domestic bonds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets			1,171
Debt Securities | Foreign bonds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	57,848		37,605
Debt Securities | Fair Value, Inputs, Level 1 | Pooled funds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	15,873	[2]	26,921	[2]
Debt Securities | Fair Value, Inputs, Level 1 | Domestic bonds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets			1,171
Debt Securities | Fair Value, Inputs, Level 1 | Foreign bonds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	57,848		37,605
Debt Securities | Fair Value, Inputs, Level 2 | Pooled funds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	38,699	[2]	15,276	[2]
Debt Securities | Fair Value, Inputs, Level 2 | Domestic bonds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets
Debt Securities | Fair Value, Inputs, Level 2 | Foreign bonds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets
Debt Securities | Fair Value, Inputs, Level 3 | Pooled funds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets		[2]	6,344	[2]
Debt Securities | Fair Value, Inputs, Level 3 | Domestic bonds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets
Debt Securities | Fair Value, Inputs, Level 3 | Foreign bonds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets

[1]	These funds invest in equity securities consisting of mainly foreign companies for foreign plans.
[2]	These funds invest in debt securities consisting of mainly foreign bonds for foreign plans.